Consolidated Statements of Stockholders' Equity (Unaudited) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common stock allocated by ESOP (in shares)	14,821	14,428
Cash dividends declared, per share (in dollars per share)	$ 0.42	$ 0.34